Consolidated Statement of Cash Flows £ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2021 GBP (£)	Dec. 31, 2020 GBP (£)	Dec. 31, 2019 GBP (£)
Cash flows from operating activities
Loss for the year	£ (543,509)	£ (102,687)	£ (17,964)
Adjustments for:
Depreciation of property, plant and equipment and right-of-use assets	28,791	11,759	705
Amortization and impairment of intangible assets	35,995	1,361	76
Finance income	(233)	(486)	(170)
Finance expense	5,716	1,298	456
Share-based payment expense	43,871	3,759	199
IFRS 2 expense on the Transaction	240,810
Fair value movement in warrants	(26,671)
Tax credit	(5,704)	(969)
Adjustments to reconcile profit (loss)	(220,934)	(85,965)	(16,698)
Movements in working capital:
Increase in trade and other receivables	(23,192)	(4,789)	(12,158)
Increase in inventory	(247,745)	(36,961)	(42,970)
Increase in subscription vehicles	(80,925)
Increase in trade and other payables	16,074	10,394	4,123
Total working capital movements	(335,788)	(31,356)	(51,005)
Other cash flows from operating activities:
Interest received	233	478	149
Tax credit received		969
Net cash used in operating activities	(556,489)	(115,874)	(67,554)
Cash flows from investing activities
Purchases of property, plant and equipment	(29,466)	(17,919)	(2,422)
Purchases and development of intangible assets	(14,260)	(1,889)	(3,244)
Acquisition of subsidiaries, net of cash acquired	(190,934)	(16,530)
Net cash used in investing activities	(234,660)	(36,338)	(5,666)
Cash flows from financing activities
Net proceeds from the Transaction	622,164
Issue of ordinary shares		348,870	50,000
Proceeds from warrants exercised from Drover acquisition	5,300
Exercise of share options	(1,540)
Proceeds from stocking loans	665,325	216,444	42,825
Proceeds from subscription facilities	107,683
Repayment of stocking loans	(574,055)	(196,082)	(10,348)
Repayment of subscription facilities	(60,386)
Repayment of bank loans and mortgages	(683)	(443)
Interest paid on loans and borrowings	(4,185)	(1,298)	(456)
Lease payments	(18,597)	(6,294)	(628)
Net cash from financing activities	741,026	361,197	81,393
Net increase in cash and cash equivalents	(50,123)	208,985	8,173
Cash and cash equivalents at the beginning of the year	243,524	34,539	26,366
Net foreign exchange difference	(772)
Cash and cash equivalents at the end of the year	£ 192,629	£ 243,524	£ 34,539